PRC VIE Structure and Arrangements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
VIE Structure and Arrangements
Net loss	$ 38,853	$ 51,998	$ 107,217	$ 65,445	$ 256,725	$ 111,581	$ 96,829
(Loss) gain on disposal of subsidiaries, net	(30)	0	(218)	(1,264)	(1,264)	276	(952)
Total income tax expense (benefit)	$ (400)	$ (944)	$ (925)	$ (9,971)	$ (11,786)	$ (3,308)	417
VIE
VIE Structure and Arrangements
Net loss							2,000
(Loss) gain on disposal of subsidiaries, net							600
Total income tax expense (benefit)							$ 200